Note 15 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Branch Locations by Utilized Leases	7
Number of Production Offices by Utilized Leases	1
Lease, Right-of-Use Asset, Net	$ 4,900,000
Finance Lease, Right-of-Use Asset	4,012,000
Operating Lease, Right-of-Use Asset	903,000
Finance Lease, Liability, Total	4,098,000
Premises and Equipment, Net [Member]
Finance Lease, Right-of-Use Asset	4,000,000
Accrued Interest Receivable and Other Assets [Member]
Operating Lease, Right-of-Use Asset	903,000
Other Borrowings [Member]
Finance Lease, Liability, Total	4,100,000
Accrued Interest Payable and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 906,000
Minimum [Member]
Lessee, Operating Lease, Remaining Term	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Term	20 years